APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Calvert Variable Series, Inc.
	Two International Place
	Boston, Massachusetts 02110


2.The name of each series or class of securities for which this
Form is filed (state "All Series" if Form is being filed for all series):


	Calvert VP SRI Balanced Portfolio
	Calvert VP SRI Mid Cap Portfolio
	Calvert Core Strategies
	Calvert Money Markets
	Calvert Equity
	Calvert Income
	Calvert Small Cap Growth
	Calvert Mid Cap Value
	Calvert Small Company Equity
	Calvert Small Capitalization (Growth)
	Calvert International Equity
	Calvert Am MidCap Growth
	Calvert Income & Growth
	Calvert Index 500
	Calvert Ameritas Growth
	Calvert Social Money Market

3. Investment Company Act File Number:
				811-03591

    Securities Act File Number:
002-80154


4(a). Last day of fiscal year for which this Form is filed:

				12/31/2004


4(b). Is this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year)?
				Yes

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
$	$270,436,983

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
$	$307,526,617

(iii)  Aggregate price of securities redeemed
or
repurchased during any prior fiscal year ending
no
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable
to the Commission:
$
$88,434,371

(iv)  Total available redemption credits [add items 5(ii)
and 5(iii)]:						$
$395,960,988

(v)    Net sales - if item 5(i) is greater than item
5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	$0

(vi)   Redemption credits available for use in future
 years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:				$
$125,524,005

(vii)  Multiplier for determining registration fee (See
Instructions C.9):
x	0.01177

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter
"0" if no fee is due):
=	$0.00


6. Prepaid Shares


If the response to item 5(i) was determined by deducting
an amount
of securities that were registered under the Securities
Act of 1933
pursuant to rule 24e-2 as in effect before [effective
date of recession of
rule 24e-2], then report the amount of securities
(number of shares or
other units) deducted here:
$0.00

If there is a number of shares or other units that were
registered pursuant
to rule 24e-2 remaining unsold at the end of the fiscal
year for which this
Form is filed that are available for use by the issuer
in future fiscal years,
then state that number here:
$0.00


7. Interest due - if this Form is being filed more than
90 days after the end
of the issuer's fiscal year (See Instruction D):
	$0.00


8. Total of the amount of the registration fee due plus
any interest
due [line 5(viii) plus line 7]:
$0.00


9. Date the registration fee and any interest payment
was
sent to
the Commission's lockbox depository:
					N/A
Method of delivery:		Wire Transfer
		Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Daniel Saltus
Vice President

Date: 02/01/2018